Condensed Financial Information of the Parent Company - Schedule of Statements of Income (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Statements of Income [Line Items]
Share of income (loss) of subsidiaries and consolidated VIEs	¥ 54,431	$ 7,457	¥ (4,915)	¥ 198,340
General administrative expense and others	(9,567)	(1,309)	(14,923)	(21,377)
Research and development expenses	(5,179)	(710)	(5,496)	(6,522)
Change in fair value of warrant liabilities			170	10,776
Change in fair value of contingent consideration			(5,624)	13,071
Net income (loss)	39,685	5,438	(30,788)	194,288
Other comprehensive income (loss) - foreign currency translation adjustment	(998)	(137)	(105)	955
Comprehensive income (loss) attributable to the Company’s shareholders	¥ 38,687	$ 5,301	¥ (30,893)	¥ 195,243